Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Summary of disaggregation of revenue

The Company categorizes revenue based on various factors such as the nature of contracts, payors, order to billing arrangements, and cash flows received by the Company, as follows:

	Three Months Ended March 31,
(in thousands)	2022	2021
Patient services
Capitated revenue	$14,516	$12,330
FFS revenue	20,541	17,292
Subtotal	35,057	29,622
Dispensary revenue	18,679	17,618
Clinical research trials and other revenue	1,425	1,340
Total	$55,161	$48,580

The Company categorizes revenue based on various factors such as the nature of contracts, payors, order to billing arrangements, and cash flows received by the Company, as follows:

	Year Ended December 31,
(in thousands)	2021	2020
Patient services
Capitated revenue	$54,285	$37,381
FFS revenue	69,789	79,436
Subtotal	$124,074	$116,817
Dispensary revenue	72,550	63,890
Clinical research trials and other revenue	6,379	6,808
Total	$203,003	$187,515